EARNINGS PER SHARE (Details) - shares		12 Months Ended
	Aug. 03, 2023	Dec. 31, 2024
EARNINGS PER SHARE
Earnout shares issued to related party		1,350,000
ExcelFin Public Warrants
EARNINGS PER SHARE
Anti-dilutive securities excluded from computation of diluted net loss per ordinary share		11,500,000
Betters Medical NewCo, LLC
EARNINGS PER SHARE
shares issued not vested	8,823,529	8,823,529